Prepayments and other assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current:
Advances to suppliers	$ 2,726	$ 3,059
Receivable related to an asset disposal in 2019	3,199	3,247
Loans to employees	2,941	2,082
Rental and other deposits	2,589	1,561
Rent receivables	1,841
Others	2,985	5,660
Less: Allowance for current expected credit losses and impairment	(6,223)	(6,186)	$ (10,667)	$ (11,069)
Total	10,058	9,423
Non-current:
Loans to employees, non-current portion	2,216	1,687
Prepayments for acquisition of long-term investments	2,400
Advances to suppliers, non-current portion	718	266
Total	$ 5,334	$ 1,953